NON-FINANCIAL ASSETS AND LIABILITIES (Details 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		$ 44	$ 62
Increase		31	4
Increases for incorporation	[1]	94
Decrease		(18)	(4)
Impairment	[2]	(6)	(18)
Intangible assets, ending		145	44
Intangible assets amortization, beginning		(6)	(21)
Depreciation for the year		(1)	(1)
Impairment	[2]		16
Intangible assets amortization, ending		(7)	(6)
Intangible assets		138	38
Concession Agreements [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		2
Increase
Increases for incorporation	[1]
Decrease
Impairment	[2]
Intangible assets, ending		2	2
Intangible assets amortization, beginning		(2)
Depreciation for the year
Impairment	[2]
Intangible assets amortization, ending		(2)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		35
Increase
Increases for incorporation	[1]
Decrease
Impairment	[2]
Intangible assets, ending		35	35
Intangible assets		35	35
Intangibles Identified In Acquisitions Of Companies [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		7
Increase
Increases for incorporation	[1]	94
Decrease
Impairment	[2]
Intangible assets, ending		101	7
Intangible assets amortization, beginning		(4)
Depreciation for the year		(1)
Impairment	[2]
Intangible assets amortization, ending		(5)
Intangible assets		96	3
Digital Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning
Increase		31
Increases for incorporation	[1]
Decrease		(18)
Impairment	[2]	(6)
Intangible assets, ending		7
Intangible assets		$ 7

[1]	See Notes 5.1.3 and 5.1.5.
[2]	As of December 31, 2022, digital assets recoverability was affected by their closing market value, resulted in the recognition of impairment losses for US$ 6 million. Considering the assumptions detailed in Note 11.1, the assessment of recoverability for the Power Generation segment, resulted in the recognition of impairment losses for the Diamante hydroelectric power plant in an amount of US$ 2 million in 2021.